Supplement to the

Fidelity Total Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 38.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

TBDB-07-01 June 29, 2007
1.789340.107

Supplement to the

Fidelity Advisor Total Bond Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Total Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 41.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ATB/ATBIB-07-01 June 29, 2007
1.808102.103

Supplement to the

Fidelity Advisor Ultra-Short Bond Fund

Class A, Class T, and Institutional Class

Classes of Fidelity® Ultra-Short Bond Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2006

The following information replaces similar information found in the "Fund Holdings Information" section on page 36.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

AUSB/AUSBIB-07-01 June 29, 2007
1.808089.102

Supplement to the

Fidelity Advisor Government Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Government Income Fund

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 17, 2006

William Irving has replaced George Fischer as portfolio manager of the fund. All references to George Fischer are removed from the document.

The following information supplements similar information found in the "Management Contract" section on page 25.

William Irving is the portfolio manager of Government Income Fund and receives compensation for his services. As of January 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Dr. Irving's bonus that is linked to the investment performance of Government Income Fund is based on the pre-tax performance of the fund measured against Lehman Brothers® 75% U.S. Government Bond/25% Mortgage-Backed Securities (MBS) Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Irving as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	4	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 20,266	$ 2,558	$ 481
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 481

* Includes Government Income Fund ($7,124 (in millions) assets managed).

AGVT/AGVTIB-07-03 June 29, 2007
1.844947.102

As of January 31, 2007, the dollar range of shares of the fund beneficially owned by Mr. Irving was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 33.

The fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

Supplement to the

Fidelity's Government Bond Funds

Fidelity® Ginnie Mae Fund
Fidelity Government Income Fund
Fidelity Intermediate Government Income Fund

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2006

Effective October 24, 2006, Fidelity Government Income Fund will be composed of multiple classes of shares. References to the fund are deemed to include class where applicable. The features and policies related to your shares of the fund will not change.

Brett Kozlowski has replaced George Fischer as the portfolio manager of Intermediate Government Income Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 25.

Brett Kozlowski is the portfolio manager of Intermediate Government Income Fund and receives compensation for his services. As of October 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. Kozlowski's bonus that is linked to the investment performance of Intermediate Government Income Fund is based on the pre-tax investment performance of the fund measured against the Lehman Brothers® Intermediate Government Bond Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Kozlowski as of October 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	4	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,956	$ 2,512	$ 59
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Intermediate Government Income Fund ($736 (in millions) assets managed).

GVTB-07-04 June 29, 2007
1.708978.120

As of October 31, 2006, the dollar range of shares of Intermediate Government Income Fund beneficially owned by Mr. Kozlowski was none.

William Irving has replaced George Fischer as the portfolio manager of Government Income Fund.

The following information supplements similar information found in the "Management Contracts" section beginning on page 25.

William Irving is the portfolio manager of Government Income Fund and receives compensation for his services. As of January 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, and (ii) the investment performance of other FMR taxable bond funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Dr. Irving's bonus that is linked to the investment performance of Government Income Fund is based on the pre-tax performance of the fund measured against Lehman Brothers 75% U.S. Government Bond/25% Mortgage-Backed Securities (MBS) Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Dr. Irving as of January 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	4	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	1
Assets Managed (in millions)	$ 20,266	$ 2,558	$ 481
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 481

* Includes Government Income Fund ($7,124 (in millions) assets managed).

As of January 31, 2007, the dollar range of shares of Government Income Fund beneficially owned by Dr. Irving was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 37.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).